NOTE 10 - PENSION PLANS (Detail) - Schedule of changes in accumulated postemployment benefit oboligation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Benefit obligation at beginning of year	$ 6,877	$ 6,336
Interest cost	298	320
Actuarial loss	770	690
Benefits paid	(477)	(469)
Benefit obligation at end of year	$ 7,468	$ 6,877